INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 21, 2019 TO THE PROSPECTUS DATED AUGUST 28, 2018,

AS PREVIOUSLY SUPPLEMENTED

As of market close on June 21, 2019, the following funds are no longer included in the Prospectus:

Invesco S&P 100 Equal Weight ETF (EQWL) (formerly, Invesco Russell Top 200 Equal Weight ETF)

Invesco S&P 500 GARP ETF (SPGP) (formerly, Invesco Russell Top 200 Pure Growth ETF)

Invesco S&P 500 Value with Momentum ETF (SPVM) (formerly, Invesco Russell Top 200 Pure Value ETF)

Invesco S&P MidCap Momentum ETF (XMMO) (formerly, Invesco Russell Midcap Pure Growth ETF)

Invesco S&P MidCap Quality ETF (XMHQ) (formerly, Invesco Russell Midcap Equal Weight ETF)

Invesco S&P MidCap Value with Momentum ETF (XMVM) (formerly, Invesco Russell Midcap Pure Value ETF)

Invesco S&P SmallCap Momentum ETF (XSMO) (formerly, Invesco Russell 2000 Pure Growth ETF)

Invesco S&P SmallCap Value with Momentum ETF (XSVM) (formerly, Invesco Russell 2000 Pure Value ETF)

Please Retain This Supplement for Future Reference.

P-PS-TRUST I-PRO-1-SUP 062119

INVESCO EXCHANGE-TRADED FUND TRUST

SUPPLEMENT DATED JUNE 21, 2019 TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED AUGUST 28, 2018, AS REVISED SEPTEMBER 4, 2018, AS PREVIOUSLY SUPPLEMENTED

As of market close on June 21, 2019, the following funds are no longer included in the Statement of Additional Information:

Invesco S&P 100 Equal Weight ETF (EQWL) (formerly, Invesco Russell Top 200 Equal Weight ETF)

Invesco S&P 500 GARP ETF (SPGP) (formerly, Invesco Russell Top 200 Pure Growth ETF)

Invesco S&P 500 Value with Momentum ETF (SPVM) (formerly, Invesco Russell Top 200 Pure Value ETF)

Invesco S&P MidCap Momentum ETF (XMMO) (formerly, Invesco Russell Midcap Pure Growth ETF)

Invesco S&P MidCap Quality ETF (XMHQ) (formerly, Invesco Russell Midcap Equal Weight ETF)

Invesco S&P MidCap Value with Momentum ETF (XMVM) (formerly, Invesco Russell Midcap Pure Value ETF)

Invesco S&P SmallCap Momentum ETF (XSMO) (formerly, Invesco Russell 2000 Pure Growth ETF)

Invesco S&P SmallCap Value with Momentum ETF (XSVM) (formerly, Invesco Russell 2000 Pure Value ETF)

Please Retain This Supplement for Future Reference.

P-PS-TRUST I-SAI-SUP 062119